Post Balance Sheet Event - Additional Information (Detail) - CNY (¥) ¥ in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Non adjusting Events After Reporting Period [Member]
Statement [line items]
Estimated value of decrease in depreciation due to change in useful life	¥ 18.3
FourG Wireless Assets [Member]
Statement [line items]
Useful life of property palnt and equipment		5 years
FourG Wireless Assets [Member] | Non adjusting Events After Reporting Period [Member]
Statement [line items]
Useful life of property palnt and equipment	7 years